Rule 497(j)
                                             Reg. No. 33-49703
                                             Reg. No. 33-49595
                                             Reg. No. 33-40710

Pursuant to Rule 497 (j) promulgated under the Securities Act of 1933, the Registrant, Dean Witter Select Municipal Trust, Insured California Intermediate Term Portfolio Series 11, Delaware Portfolio Series 13 and Maryland Portfolio Series 15, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                         DEAN WITTER SELECT MUNICIPAL TRUST,
                         INSURED CALIFORNIA INTERMEDIATE TERM
                         PORTFOLIO SERIES 11
                         DELAWARE PORTFOLIO SERIES 13
                         MARYLAND PORTFOLIO SERIES 15

                         By:  Dean Witter Reynolds Inc.
                                 (Depositor)

                                Thomas Hines
                                Thomas Hines
                                Authorized signatory